Segments (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) segment	Dec. 31, 2017 CNY (¥) segment	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Segments
Number of principal operating segments		2	2
Revenues	[1]	$ 242,087	¥ 1,575,092	¥ 1,444,907	¥ 1,609,196
Cost of revenues	[1]	(111,768)	(727,197)	(726,807)	(829,386)
Gross profit		130,319	847,895	718,100	779,810
Net advertising services
Segments
Revenues		208,026	1,353,480	1,232,210	1,226,516
Cost of revenues		(92,671)	(602,945)	(598,040)	(557,421)
Gross profit		115,355	750,535	634,170	669,095
Paid services
Segments
Revenues		34,061	221,612	212,697	382,680
Cost of revenues		(19,097)	(124,252)	(128,767)	(271,965)
Gross profit		$ 14,964	¥ 97,360	¥ 83,930	¥ 110,715

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):Net advertising revenues 71,048 98,413 67,393 10,358Paid services revenues 276,712 122,844 139,149 21,387Cost of revenues (49,363) (29,057) (57,057) (8,770)Sales and marketing expenses (1,788) (1,277) (748) (115)General and administrative expenses (1,812) (260) (6,245) (960)